Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of presents goodwill by reporting unit and changes in goodwill
(in thousands USD)	Analytics	Commerce	Cloud	Agile Nearshore	Transformation	Total
December 31, 2019	15,566	6,878	5,965	30,694	27,881	86,984

Disposals	—	(69)	—	—	—	(69)
Impairments	(5,652)	(4,915)	(1,027)	—	—	(11,594)
Foreign currency translation	(2,431)	(1,243)	(932)	—	(3,716)	(8,322)
September 30, 2020	$7,483	$651	$4,006	$30,694	$24,165	$66,999

Schedule of table presents changes in the goodwill balances
(in thousands USD)	LATAM	USA	Total
October 1, 2020	$36,305	$30,694	$66,999
Foreign currency translation	4,165	—	4,165
December 31, 2020	$40,470	$30,694	$71,164

(in thousands USD)	LATAM	USA	Total
December 31, 2020	$40,470	$30,694	$71,164
Foreign currency translation	(819)	—	(819)
December 31, 2021	$39,651	$30,694	$70,345

Schedule of our finite-lived intangible assets
	As of December 31, 2021				Weighted Average
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Remaining Useful Life (Years)
Customer relationships	$89,915	$(973)	$(23,669)	65,273	11.8
Tradename	1,234	(31)	(243)	960	3.9
Total	$91,149	$(1,004)	$(23,912)	$66,233	11.7

	As of December 31, 2020				Weighted Average
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Remaining Useful Life (Years)
Customer relationships	$89,915	$4,040	$(22,444)	71,511	12.8

Schedule of intangible assets for future periods
(in thousands USD)	Year ending December 31,
2022	$5,794
2023	5,794
2024	5,794
2025	5,794
2026	5,554
Thereafter	37,503
Total	$66,233